                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                                 ANNUAL REPORT
                          and Investment Performance
                           Review for the Year Ended
                                August 31, 2000



                                [HERITAGE LOGO]

                                                                 October 6, 2000

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for the Heritage Cash Trust -- Money Market Fund (the "Fund") for the fiscal year ended August 31, 2000. The seven-day effective yield rose from a level of 4.62% on September 1, 1999 to 5.32% on February 29, 2000, increasing to 6.10% as of August 31, 2000. This continued rise was due mostly to attempts by Federal Reserve policymakers to slow down the economy and head off inflation by raising short-term interest rates four times during the Fund's fiscal year by a total of 1.25%.

     We believe that the interest rate hikes by the Federal Reserve Open Market Committee, along with higher oil prices, have resulted in the desired effect -- a modest slowing in the growth of the U.S. economy. Consequently, we suspect that this may help curtail future interest-rate increases by the Federal Reserve.

     Our current portfolio exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group. Your Fund continues to offer many features that make it easy for you to use. These include free checking (including free checks and returned cancelled checks), various automated payment programs and daily sweeps to and from your brokerage accounts.

     Effective October 5, 2000, I have assumed the position of President of the Heritage Cash Trust -- Money Market Fund replacing Brian Lee. I have served as a member of the Heritage Board of Trustees since the inception of the Fund and look forward to communicating with you in the future.

     Thank you for your continuing investment in Heritage Cash Trust -- Money Market Fund. Please call your financial advisor or Heritage at (800) 421-4184 if you have any questions.

                                           Sincerely,

                                           /s/ Richard K. Riess
                                           -----------------------------------
                                               Richard K. Riess
                                               President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           VALUE
-----------                                     --------------
COMMERCIAL PAPER--69.8%(A)

DOMESTIC--58.4%
 BANKS--4.2%
$  50,000,000  Bank of America Corporation,
                6.66%, 11/07/00...............   $  49,380,250
   75,000,000  First Union Corporation, 6.75%,
                10/27/00......................      74,212,500
   40,000,000  Wachovia Corporation, 6.48%,
                09/06/00......................      39,964,000
                                                --------------
                                                   163,556,750
                                                --------------
 BEVERAGES--2.6%
  100,000,000  The Coca-Cola Company, 6.49%,
                09/07/00......................      99,891,833
                                                --------------
 CHEMICALS--2.5%
   50,000,000  E.I. du Pont de Nemours &
                Company, 6.47%, 09/28/00......      49,757,375
   50,000,000  E.I. du Pont de Nemours &
                Company, 6.60%, 11/22/00......      49,248,333
                                                --------------
                                                    99,005,708
                                                --------------
 COMMUNICATION SERVICES--4.1%
  100,000,000  AT&T Corporation, 6.59%,
                09/21/00......................      99,633,889
   24,193,000  Verizon Network Funding
                Corporation, 6.50%,
                09/12/00......................      24,144,950
    5,000,000  Verizon Network Funding
                Corporation, 6.48%,
                10/12/00......................       4,963,100
   30,000,000  Verizon Network Funding
                Corporation, 6.48%,
                10/13/00......................      29,773,200
                                                --------------
                                                   158,515,139
                                                --------------
 COMMUNICATIONS EQUIPMENT--2.5%
  100,000,000  Motorola, Inc., 6.49%,
                09/29/00......................      99,495,222
                                                --------------
 COMPUTER EQUIPMENT--2.6%
   52,000,000  Hewlett-Packard Company, 6.45%,
                09/08/00......................      51,934,783
   48,000,000  Hewlett-Packard Company, 6.45%,
                09/11/00......................      47,914,000
                                                --------------
                                                    99,848,783
                                                --------------
 CONSUMER PRODUCTS--6.1%
   50,000,000  The Clorox Company, 6.51%,
                09/05/00......................      49,963,833
   16,000,000  The Clorox Company, 6.51%,
                09/06/00......................      15,985,533
   22,000,000  The Clorox Company, 6.48%,
                09/15/00......................      21,944,560
   49,500,000  Colgate-Palmolive, 6.47%,
                09/27/00......................      49,268,698

  PRINCIPAL
   AMOUNT                                           VALUE
-----------                                     -------------
COMMERCIAL PAPER (CONTINUED)
   99,823,000  The Procter & Gamble Company,
                6.48%, 09/05/00...............      99,751,131
                                                --------------
                                                   236,913,755
                                                --------------
 FINANCIAL INSTITUTIONS--6.2%
   50,000,000  General Electric Capital
                Corporation, 6.50%,
                09/05/00......................      49,963,889
  100,000,000  General Electric Capital
                Corporation, 6.51%,
                09/05/00......................      99,927,667
    9,000,000  Private Export Funding
                Corporation, 6.52%,
                11/17/00......................       8,874,490
   20,000,000  Private Export Funding
                Corporation, 6.52%,
                11/27/00......................      19,684,867
   30,000,000  Private Export Funding
                Corporation, 6.54%,
                11/27/00......................      29,525,850
   30,000,000  Private Export Funding
                Corporation, 6.52%,
                11/29/00......................      29,516,433
                                                --------------
                                                   237,493,196
                                                --------------
 FOOD--4.9%
   18,018,000  H.J. Heinz Company, 6.48%,
                09/12/00......................      17,982,324
   40,000,000  H.J. Heinz Company, 6.48%,
                09/13/00......................      39,913,600
   14,900,000  Kellogg Company, 6.48%,
                09/01/00......................      14,900,000
   17,500,000  Kellogg Company, 6.48%,
                09/05/00......................      17,487,400
   30,700,000  Kellogg Company, 6.58%,
                09/14/00......................      30,627,053
   20,000,000  Kellogg Company, 6.47%,
                09/27/00......................      19,906,544
   50,000,000  Sara Lee Corporation, 6.45%,
                09/07/00......................      49,946,250
                                                --------------
                                                   190,763,171
                                                --------------
 MANUFACTURING--0.9%
   10,000,000  Minnesota Mining &
                Manufacturing Co., 6.53%,
                09/06/00......................       9,990,931
   15,000,000  Minnesota Mining &
                Manufacturing Co., 6.55%,
                09/27/00......................      14,929,042
   11,918,000  Minnesota Mining &
                Manufacturing Co., 6.54%,
                10/17/00......................      11,818,405
                                                --------------
                                                    36,738,378
                                                --------------
 OIL & GAS--1.4%
   45,000,000  Chevron UK Investment PLC,
                6.52%, 10/04/00...............      44,731,050
   10,000,000  Chevron UK Investment PLC,
                6.60%, 11/17/00...............       9,858,833
                                                --------------
                                                    54,589,883
                                                --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           VALUE
-----------                                     -------------
COMMERCIAL PAPER (CONTINUED)
 PAPER PRODUCTS--0.5%
$  19,000,000  Kimberly-Clark Corporation,
                6.47%, 10/12/00...............   $  18,859,996
                                                --------------
 PHARMACEUTICAL--14.6%
   20,000,000  Abbott Laboratories, 6.47%,
                09/12/00......................      19,960,461
   63,000,000  Abbott Laboratories, 6.47%,
                09/12/00......................      62,875,453
  150,000,000  Merck & Company, Inc., 6.47%,
                09/21/00......................     149,460,833
   25,000,000  Pfizer, Inc., 6.47%,
                09/14/00......................      24,941,590
  125,000,000  Pfizer, Inc., 6.47%,
                10/13/00......................     124,056,458
   22,000,000  Pharmacia Corporation, 6.50%,
                10/02/00......................      21,876,861
   30,000,000  Pharmacia Corporation, 6.51%,
                10/02/00......................      29,831,825
   13,000,000  Pharmacia Corporation, 6.49%,
                10/10/00......................      12,908,599
   35,000,000  Pharmacia Corporation, 6.50%,
                10/10/00......................      34,753,542
   41,700,000  Schering-Plough Corporation,
                6.47%, 09/14/00...............      41,602,573
   15,000,000  Schering Corporation, 6.68%,
                10/24/00......................      14,852,483
   32,900,000  Schering Corporation, 6.50%,
                12/05/00......................      32,335,674
                                                --------------
                                                   569,456,352
                                                --------------
 PRINTING & PUBLISHING--0.5%
   13,600,000  McGraw-Hill, Inc., 6.48%,
                11/13/00......................      13,421,296
    5,655,000  McGraw-Hill, Inc., 6.48%,
                11/20/00......................       5,573,568
                                                --------------
                                                    18,994,864
                                                --------------
 RETAIL STORES--4.8%
    7,500,000  Albertson's Inc., 6.45%,
                09/07/00......................       7,491,938
   35,000,000  Albertson's Inc., 6.47%,
                09/14/00......................      34,918,226
   25,000,000  Albertson's Inc., 6.47%,
                09/22/00......................      24,905,646
   15,000,000  Albertson's Inc., 6.47%,
                10/05/00......................      14,908,342
   10,000,000  Albertson's Inc., 6.48%,
                10/16/00......................       9,919,000
   65,000,000  Wal-Mart Stores Inc., 6.48%,
                09/06/00......................      64,941,500

  PRINCIPAL
   AMOUNT                                           VALUE
-----------                                     -------------
COMMERCIAL PAPER (CONTINUED)
   20,000,000  Wal-Mart Stores Inc., 6.48%,
                09/12/00......................      19,960,400
   10,700,000  Wal-Mart Stores Inc., 6.55%,
                09/12/00......................      10,678,585
                                                --------------
                                                   187,723,637
                                                --------------
Total Domestic (cost $2,271,846,667)..........   2,271,846,667
                                                --------------
FOREIGN--11.4%(B)
 BANKS--2.5%
   40,000,000  Abbey National North America,
                6.55%, 10/05/00...............      39,752,556
   60,000,000  Abbey National North America,
                6.52%, 10/17/00...............      59,500,133
                                                --------------
                                                    99,252,689
                                                --------------
 FOOD--3.8%
  150,000,000  Nestle Capital Corporation,
                6.45%, 09/11/00...............     149,731,250
                                                --------------
 GOVERNMENT AGENCIES--5.1%
  100,000,000  Export Development Corporation,
                6.53%, 09/25/00...............      99,564,667
   50,000,000  The Canadian Wheat Board,
                6.57%, 12/06/00...............      49,124,000
   50,000,000  The Canadian Wheat Board,
                6.57%, 12/12/00...............      49,069,250
                                                --------------
                                                   197,757,917
                                                --------------
Total Foreign (cost $446,741,856).............     446,741,856
                                                --------------
Total Commercial Paper (cost
 $2,718,588,523)..............................   2,718,588,523
                                                --------------
CORPORATE NOTES--2.6%(A)
 BANKS--2.6%
   50,000,000  Bank of America, N.A., 6.65%,
                10/10/00......................      50,000,000
   50,000,000  Wachovia Bank, N.A., 6.52%,
                10/05/00......................      50,000,000
                                                --------------
Total Corporate Notes (cost $100,000,000).....     100,000,000
                                                --------------
U.S. AGENCY SECURITIES--24.1%(A)
   25,000,000  Fannie Mae, 6.12%, 09/07/00....      24,974,500
   95,888,000  Fannie Mae, 6.39%, 09/07/00....      95,785,879
  149,470,000  Fannie Mae, 6.41%, 11/09/00....     147,633,636
   35,000,000  Federal Home Loan Bank, 6.11%,
                09/06/00......................      34,970,303
  150,000,000  Federal Home Loan Bank, 6.42%,
                10/25/00......................     148,555,500
   75,000,000  Federal Home Loan Bank, 6.53%,
                11/24/00......................      73,857,250
   40,000,000  Federal Home Loan Bank, 6.48%,
                12/22/00......................      39,193,600

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           VALUE
-----------                                     -------------
U.S. AGENCY SECURITIES (CONTINUED)
$  50,000,000  Freddie Mac, 6.50%, 09/21/00...   $  49,819,444
   85,000,000  Freddie Mac, 6.41%, 10/12/00...      84,379,476
   39,551,000  Freddie Mac, 6.48%, 12/07/00...      38,860,013
  100,000,000  Freddie Mac, 6.52%, 12/07/00...      98,244,031
  100,000,000  Student Loan Marketing
                Association, 6.67%,
                09/05/00(c)...................     100,000,000
                                                --------------
Total U.S. Agency Securities
 (cost $936,273,632)..........................     936,273,632
                                                --------------
Total Investment Portfolio excluding
 repurchase agreement (cost $3,754,862,155)...   3,754,862,155
                                                --------------
REPURCHASE AGREEMENT--4.0%(A)

Repurchase Agreement with State Street Bank
  and Trust Company, dated August 31, 2000 @
6.55% to be repurchased at $156,364,444 on
September 1, 2000, collateralized by
$72,915,000 United States Treasury Notes,
6.625% due July 31, 2001, $24,375,000 United
States Treasury Notes, 6.25% due January 31,
2002 and $64,510,000 United States Treasury
Bonds, 5.5% due August 15, 2028 (market value
$159,554,363 including interest) (cost
$156,336,000).................................     156,336,000
                                                --------------
TOTAL INVESTMENT PORTFOLIO
 (cost $3,911,198,155)(d), 100.5%(a)..........   3,911,198,155
OTHER ASSETS AND LIABILITIES, net,
 (0.5%)(a)....................................     (18,986,635)
                                                --------------
NET ASSETS, (consisting of paid-in-capital net
of accumulated net realized loss of $273,871)
100.0%........................................  $3,892,211,520
                                                ==============

CLASS A SHARES
Net asset value, offering and redemption price
per share, ($3,889,951,467 divided by
3,890,225,335 shares outstanding).............           $1.00
                                                ==============
CLASS B SHARES
Net asset value, offering and redemption price
per share, ($834,396 divided by 834,397 shares
outstanding)..................................           $1.00
                                                ==============
CLASS C SHARES
Net asset value, offering and redemption price
per share, ($1,425,657 divided by 1,425,659
shares outstanding)...........................           $1.00
                                                ==============
---------------
(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) Variable rate note that resets on a weekly basis. The
    interest rate shown represents the rate in effect at
    August 31, 2000.
(d) The aggregate identified cost for federal income tax
    purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                      $229,158,138

Expenses (Notes 1 and 4):
  Management fee............................................    $16,121,722
  Distribution fee (Class A Shares).........................      5,694,428
  Distribution fee (Class B Shares).........................          1,206
  Distribution fee (Class C Shares).........................          3,054
  Shareholder servicing fees................................      4,448,273
  Custodian/Fund accounting fees............................        363,962
  State qualification expenses..............................        340,644
  Federal registration fees.................................        197,807
  Reports to shareholders...................................        193,287
  Professional fees.........................................         41,521
  Insurance expense.........................................         18,012
  Trustees' fees and expenses...............................          8,861
  Other.....................................................         27,964
                                                                -----------
        Total expenses......................................                        27,460,741
                                                                                  ------------
Net investment income from operations.......................                      $201,697,397
                                                                                  ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEARS ENDED
                                                              ----------------------------------
                                                              AUGUST 31, 2000    AUGUST 31, 1999
                                                              ---------------    ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................  $  201,697,397     $  124,686,548
Distributions to shareholders from:
  Net investment income and net realized gains Class A
    Shares, ($0.053 and $0.044
    per share, respectively)................................    (201,555,656)      (124,570,592)
  Net investment income and net realized gains Class B
    Shares, ($0.053 and $0.044
    per share, respectively)................................         (42,201)           (16,288)
  Net investment income and net realized gains Class C
    Shares, ($0.053 and $0.044
    per share, respectively)................................        (105,587)           (99,334)
Increase in net assets from Fund share transactions (Note
  2)........................................................     781,923,365        615,753,625
                                                              --------------     --------------
Increase in net assets......................................     781,917,318        615,753,959
Net assets, beginning of year...............................   3,110,294,202      2,494,540,243
                                                              --------------     --------------
Net assets, end of year.....................................  $3,892,211,520     $3,110,294,202
                                                              ==============     ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    CLASS A SHARES                              CLASS B SHARES
                                  ---------------------------------------------------    -----------------------------
                                                  FOR THE YEARS ENDED                         FOR THE YEARS ENDED
                                                      AUGUST 31,                                  AUGUST 31,
                                  ---------------------------------------------------    -----------------------------
                                   2000       1999       1998       1997       1996       2000       1999       1998+
                                  -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, beginning of
 year...........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                  -------    -------    -------    -------    -------    -------    -------    -------
Income from Investment
 Operations:
 Net investment income(a)(b)....    0.053      0.044      0.049      0.047      0.048      0.053      0.044      0.027
Less Distributions:
 Dividends from net investment
   income and net realized
   gains(a).....................   (0.053)    (0.044)    (0.049)    (0.047)    (0.048)    (0.053)    (0.044)    (0.027)
                                  -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end of year....  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                  =======    =======    =======    =======    =======    =======    =======    =======
Total Return(%).................     5.43       4.46       4.99       4.85       4.89       5.43       4.46       2.70(c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net
   assets(b)....................     0.72       0.73       0.75       0.76       0.78       0.72       0.73       0.75(d)
 Net investment income to
   average daily net
   assets(b)....................     5.31       4.37       4.88       4.74       4.78       5.25       4.37       4.86(d)
 Net assets, end of year ($
   millions)....................    3,890      3,106      2,492      2,016      1,641          1          1          0

                                                      CLASS C SHARES
                                  ---------------------------------------------------
                                                  FOR THE YEARS ENDED
                                                      AUGUST 31,
                                  ---------------------------------------------------
                                   2000       1999       1998       1997      1996++
                                  -------    -------    -------    -------    -------
Net asset value, beginning of
 year...........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                  -------    -------    -------    -------    -------
Income from Investment
 Operations:
 Net investment income(a)(b)....    0.053      0.044      0.049      0.047      0.023
Less Distributions:
 Dividends from net investment
   income and net realized
   gains(a).....................   (0.053)    (0.044)    (0.049)    (0.047)    (0.023)
                                  -------    -------    -------    -------    -------
Net asset value, end of year....  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                  =======    =======    =======    =======    =======
Total Return(%).................     5.43       4.46       4.99       4.85       2.34 (c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net
   assets(b)....................     0.72       0.73       0.75       0.77       0.75 (d)
 Net investment income to
   average daily net
   assets(b)....................     5.19       4.37       4.87       4.72       4.62 (d)
 Net assets, end of year ($
   millions)....................        1          3          3          1         --

---------------

 + For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.
++ For the period February 29, 1996 (commencement of Class C Shares) to August 31, 1996.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares, which may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. Class A, B and C Shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSL) if they were acquired through an exchange from another Heritage Mutual Fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fees, custodian fees, distribution fees, etc., while other expenses such as insurance expense, are allocated proportionately among the Heritage Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At August 31, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2000 at a net asset value of $1.00 per share, were as follows:

                                                                     A SHARES        B SHARES     C SHARES
                                                                  ---------------   ----------   -----------
        FOR THE YEAR ENDED AUGUST 31, 2000
        Shares sold.............................................   17,127,216,918    1,158,336     3,615,992
        Shares issued on reinvestment of distributions..........      198,178,271       41,450       102,246
        Shares redeemed.........................................  (16,541,843,134)  (1,137,756)   (5,408,958)
                                                                  ---------------   ----------   -----------
          Net increase (decrease)...............................      783,552,055       62,030    (1,690,720)
        Shares outstanding:
          Beginning of year.....................................    3,106,673,280      772,367     3,116,379
                                                                  ---------------   ----------   -----------
          End of year...........................................    3,890,225,335      834,397     1,425,659
                                                                  ===============   ==========   ===========

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 1999 at a net asset value of $1.00 per share, were as follows:

                                                                     A SHARES        B SHARES     C SHARES
                                                                  ---------------   ----------   -----------
        FOR THE YEAR ENDED AUGUST 31, 1999
        Shares sold.............................................   12,243,076,872    1,195,002    15,293,169
        Shares issued on reinvestment of distributions..........      123,619,027       16,090        94,112
        Shares redeemed.........................................  (11,751,949,340)    (650,372)  (14,940,935)
                                                                  ---------------   ----------   -----------
          Net increase..........................................      614,746,559      560,720       446,346
        Shares outstanding:
          Beginning of year.....................................    2,491,926,721      211,647     2,670,033
                                                                  ---------------   ----------   -----------
          End of year...........................................    3,106,673,280      772,367     3,116,379
                                                                  ===============   ==========   ===========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the year ended August 31, 2000, purchases and sales/maturities of short-term investment securities, excluding repurchase agreements, aggregated $44,623,924,474 and $44,413,507,155, respectively. Purchases and maturities of U.S. Government obligations, aggregated $5,702,465,029 and $5,285,318,804, respectively.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next
        $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of August 31, 2000 was $1,406,808. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .74% of the average daily net assets attributable to that class for the fiscal year ending August 31, 2000. No fees were waived and no expenses were reimbursed for the fiscal year ending August 31, 2000.

        The Manager is also the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $4,448,273 for Dividend Paying and Shareholder Servicing fees and $54,133 for Fund Accounting services, of which $784,000 and $9,200 were payable as of August 31, 2000, respectively.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $2,909, $2,550 and $2,876 in contingent deferred sales charges for Class A, Class B and Class C Shares, respectively, during the fiscal year ended August 31, 2000.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 2000 was $494,375. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 2000, the Fund has net tax basis capital loss carryforwards in the aggregate of $283,043. Capital loss carryforwards in the amount of $500 were utilized in the year ended August 31, 2000. Capital loss carryforwards in the amount of $8,166, $6,037, $235,118 and $33,722 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, and 2005, respectively. In addition, from November 1, 1999 to August 31, 2000, the Fund incurred $6,547 of net realized capital losses which will be deferred and treated as arising on October 1, 2000 in accordance with regulations under the Internal Revenue Code.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Money Market Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
October 6, 2000

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Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Service Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
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HERITAGE MONEY MARKET FUNDS
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This report is for the information of shareholders of Heritage Cash Trust -
Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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